Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Movement Of Goodwill
Changes in the carrying amount of goodwill for the periods presented in the accompanying consolidated financial statements are as follows (in thousands):

Balance as of December 31, 2020	$200,624
Goodwill acquired (1)	152,421
Effect of currency translation remeasurement	(6,627)

Balance as of December 31, 2021	$346,418
Goodwill acquired (2)	20
Effect of currency translation remeasurement	(36,544)

Balance as of December 31, 2022	$309,894

(1)	Includes a working capital adjustment of $1.1 million in the fourth quarter of fiscal year 2021 for the Second Spectrum acquisition
(2)	Working capital adjustment in the first quarter of fiscal year 2022 for the FanHub acquisition